Financing Arrangements - Long term debt and the unamortized discount (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Outstanding principal amount	$ 32,000	$ 27,000
Add: accreted liability of final payment fee	188	125
Less: unamortized debt discount, long term	(1,421)	(1,618)
Less: current portion of long term debt - principal	(3,089)	(1,291)
Debt—net of current portion	27,678	24,216
Current portion of long term debt - principal	3,089	1,291
Less: current portion of unamortized debt discount	(724)	(716)
Debt—current portion	$ 2,365	$ 575